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    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 2000
                     REGISTRATION NOS. 33-39133 AND 811-6241

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                           ---------------------------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933               /X/
                           Pre-Effective Amendment No.              / /
                         Post-Effective Amendment No. 22            /X/
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940           /X/
                                Amendment No. 24                    /X/
                        (Check appropriate box or boxes)

                           ---------------------------

                               LOOMIS SAYLES FUNDS
               (Exact name of registrant as specified in charter)

                     One Financial Center, Boston, MA 02111
                    (Address of principal executive offices)

       Registrant's Telephone Number, Including Area Code: (617) 482-2450

         Name and address
         of agent for service                       Copy to
         --------------------                       -------

         Sheila M. Barry, Esq.                      Truman S. Casner, Esq.
         Loomis, Sayles & Company, L.P.             Ropes & Gray
         One Financial Center                       One International Place
         Boston, MA  02111                          Boston, MA  02110

It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b) of Rule 485
/X/      On February 1, 2000 pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On _____________ pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On _____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           ---------------------------

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PART A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment
No. 21 to the Registration Statement on Form N-1A of Loomis Sayles Funds (the "Registrant") filed with the Securities and Exchange Commission (the "SEC") on November 19, 1999.

PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 19, 1999.


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PART C.  OTHER INFORMATION


ITEM 23. EXHIBITS

(a)      Agreement and Declaration of Trust. (5)

(b)      By-Laws. (5)

(c)      Not applicable.


(d)(1) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Bond Fund, and Loomis, Sayles & Company, L.P. (7)

(d)(2) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Core Value Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(3) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Emerging Markets Fund, and Loomis, Sayles & Company, L.P. (9)

(d)(4) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Global Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(5) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Global Technology Fund, and Loomis, Sayles & Company, L.P. to be filed by amendment.

(d)(6) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Growth Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(7) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles High Yield Fund, and Loomis, Sayles & Company, L.P. (2)

(d)(8) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Intermediate Maturity Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(9) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles International Equity Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(10) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Investment Grade Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(11) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Managed Bond Fund, and Loomis, Sayles & Company, L.P. (6)


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(d)(12)  Form of Advisory Agreement between the Registrant, on behalf of its
         Loomis Sayles Aggressive Growth Fund, formerly known as the Loomis Sayles Mid-Cap Growth Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(13) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Mid-Cap Value Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(14) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Municipal Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(15) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Short-Term Bond Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(16) Form of Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Small Cap Growth Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(17) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Small Cap Value Fund, and Loomis, Sayles & Company, L.P. (3)

(d)(18) Form of Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of its Loomis Sayles U.S. Government Securities Fund, and Loomis, Sayles & Company, L.P. (7)

(d)(19) Form of Amendment No. 1 to Advisory Agreement between the Registrant, on behalf of its Loomis Sayles Worldwide Fund, and Loomis, Sayles & Company, L.P. (3)

(e)      Form of Amended and Restated Distribution Agreement. (9)

(f)      Not Applicable.

(g)(1)   Form of Custodian Agreement. (5)

(g)(2) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Short-Term Bond Fund. (4)

(g)(3) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles High Yield Fund. (4)

(g)(4) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Aggressive


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         Growth Fund (formerly known as Loomis Sayles Mid-Cap Growth Fund),
         Loomis Sayles Mid-Cap Value Fund, and Loomis Sayles Small Cap Growth Fund. (4)

(g)(5) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Worldwide Fund. (4)

(g)(6) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Managed Bond Fund. (7)

(g)(7) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Global Technology Fund to be filed by amendment.

(g)(8) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Emerging Markets Fund to be filed by amendment.

(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (5)

(h)(2) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Short-Term Bond Fund. (4)

(h)(3) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles High Yield Fund and Loomis Sayles Worldwide Fund. (4)

(h)(4) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Aggressive Growth Fund (formerly known as Loomis Sayles Mid-Cap Growth Fund), Loomis Sayles Mid-Cap Value Fund, and Loomis Sayles Small Cap Growth Fund. (4)

(h)(5) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Global Technology Fund to be filed by amendment.

(h)(6) Transfer Agency and Service Agreement between the Registrant, on behalf of its Loomis Sayles Managed Bond Fund, and State Street Bank and Trust Company. (7)


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(h)(7)   Transfer Agency and Service Agreement between the Registrant, on behalf of its Loomis Sayles Emerging Markets Fund and Class J shares of Loomis Sayles Investment Grade Bond Fund, and State Street Bank and Trust Company to be filed by amendment.


(i)(1)   Opinion and Consent of Counsel. (3)

(i)(2) Form of Opinion and Consent of Counsel relating to Loomis Sayles Managed Bond Fund. (6)


(i)(3) Opinion and Consent of Counsel relating to Loomis Sayles Emerging Markets Fund and Loomis Sayles Global Technology Fund to be filed by amendment.


(j)      Not Applicable.

(k)      Not Applicable.

(l)(1)   Investment Representation Regarding Initial Shares. (5)

(l)(2)   Form of Organizational Expense Reimbursement Agreement. (5)

(m)(1)   Form of Distribution Plan for Retail Class shares. (3)

(m)(2)   Form of Distribution Plan for Admin Class shares. (5)

(m)(3)   Form of Distribution Plan for Class A shares to be filed by amendment.

(m)(4) Form of Service and Distribution Plan relating to Loomis Sayles Managed Bond Fund. (6)

(m)(5) Form of Service and Distribution Plan relating to Class J shares of Loomis Sayles Investment Grade Bond Fund. (8)

(n)      Amended and Restated Rule 18f-3(d) Plan. (9)

(o)(1)   Powers of Attorney for Daniel J. Fuss, Richard S. Holway, and Michael
         T. Murray. (1)

(o)(2)   Power of Attorney for Joseph Alaimo. (9)



--------------------------------------------------------------------------------
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(1)      Incorporated by reference to the Exhibit to Post-Effective Amendment
         No. 7 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on February 16, 1996.

(2) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on August 30, 1996.

(3) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on October 9, 1996.

(4) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on March 10, 1997.

(5) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on October 31, 1997.

(6) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on August 5, 1998.

(7) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 30, 1998.

(8) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on April 12, 1999.

(9) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 19, 1999.


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ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.


ITEM 25. INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a) hereto) and Article 4 of the Registrant's By-Laws (Exhibit (b) hereto) provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the investment adviser of the Registrant, provides investment advice to the nine series of Loomis Sayles Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust II, and two series of New England Zenith Funds, all of which are registered investment companies, and to other registered investment companies, organizations, and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.



ITEM 27. PRINCIPAL UNDERWRITERS

The Registrant's principal underwriter is Loomis Sayles Distributors, L.P., the sole general partner of which is Loomis Sayles Distributors, Inc. Loomis Sayles is a limited partner of Loomis Sayles Distributors, L.P. Each of these entities is located at One Financial Center, Boston, Massachusetts 02111.


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ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following companies maintain possession of the documents required by the specified rules:

(a)      Registrant
         Rule 31a-1(b)(4), (9), (10), (11)
         Rule 31a-2(a)

(b)      State Street Bank and Trust Company
         225 Franklin Street
         Boston, MA 02110
         Rule 31a-1(a)
         Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
         Rule 31a-2(a)

(c)      Loomis, Sayles & Company, L.P.
         One Financial Center
         Boston, MA  02111
         Rule 31a-1(f)
         Rule 31a-2(e)

(d)      Loomis Sayles Distributors, L.P.
         One Financial Center
         Boston, MA 02111
         Rule 31a-1(d)
         Rule 31a-2(c)

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.


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                              ********************

                                     NOTICE

A copy of the Agreement and Declaration of Trust of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by officers of the Registrant as officers and not individually and by its Trustees as trustees and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, The Commonwealth of Massachusetts, on the 13th day of January, 2000.

                                           LOOMIS SAYLES FUNDS

                                           By:  DANIEL J. FUSS*
                                                -------------------------
                                                Daniel J. Fuss, President

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                           Date
---------                       -----                           ----

DANIEL J. FUSS*                 President and Trustee           January 13, 2000
------------------
Daniel J. Fuss

MARK W. HOLLAND                 Treasurer                       January 13, 2000
------------------
Mark W. Holland

JOSEPH ALAIMO*                  Trustee                         January 13, 2000
------------------
Joseph Alaimo

RICHARD S. HOLWAY*              Trustee                         January 13, 2000
------------------
Richard S. Holway

MICHAEL T. MURRAY*              Trustee                         January 13, 2000
------------------
Michael T. Murray


*By:     MARK W. HOLLAND
         ----------------------
         Mark W. Holland, Attorney-in-fact
         January 13, 2000